Mergers and Acquisitions (Narrative) (Detail) - USD ($)			3 Months Ended						6 Months Ended		10 Months Ended	12 Months Ended
	Mar. 01, 2015	Feb. 27, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill			$ 3,918,000		$ 3,918,000				$ 3,918,000		$ 3,918,000	$ 3,918,000	$ 3,918,000
Net Income (Loss) Attributable to Parent			$ 2,345,000	$ 2,022,000	$ 1,627,000	$ 1,894,000	$ 2,044,000	$ 963,000	$ 4,339,000	$ 3,827,000		$ 7,804,000	6,528,000	$ 5,701,000
Series C Preferred Stock [Member]
Business Acquisition [Line Items]
Preferred Stock, Shares Issued	1,750
Preferred Stock, Liquidation Preference Per Share	$ 1,000
Phoenix Bancorp Inc. [Member]
Business Acquisition [Line Items]
Ratio of conversion of acquiree's shares to entity's shares	3.167%
Per share price	$ 51.60	$ 15.60
Shares Of Acquirer Ratio Of Common Stock	0.414%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	723,851
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 11,292,000
Payments to Acquire Businesses, Gross	2,949,000	$ 2,949,000
Business Combination, Consideration Transferred	$ 14,241,000
Preferred Stock, Shares Issued	1,750
Goodwill	$ 2,902,000
Business Combination, Acquired Receivables, Fair Value	112,816,000
Pro Forma Earnings													5,811,000	$ 5,259,000
Revenues											4,244,000
Net Income (Loss) Attributable to Parent											$ 747,000
Phoenix Bancorp Inc. [Member] | Acquisition-related Costs [Member]
Business Acquisition [Line Items]
Pro Forma Earnings													$ 762,000
Phoenix Bancorp Inc. [Member] | Core Deposits [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 578,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	10 years
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 86,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two	75,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three	65,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four	54,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five	44,000
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	$ 70,000
Phoenix Bancorp Inc. [Member] | Series C Preferred Stock [Member]
Business Acquisition [Line Items]
Preferred Stock, Shares Issued	1,750
Preferred Stock, Liquidation Preference Per Share	$ 1,000